FAIR VALUE MEASUREMENTS - Schedule of key inputs into the Black-Scholes model for the Conversion derivative (Details)		6 Months Ended	12 Months Ended
	Feb. 09, 2024 $ / shares	Jun. 30, 2024 $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024 $ / shares	Sep. 30, 2024 $ / shares	Aug. 09, 2024 $ / shares	Jun. 30, 2024
FAIR VALUE MEASUREMENTS
Effective expiration date		Feb. 09, 2029	Feb. 09, 2029	Feb. 09, 2029
Market price of public shares
FAIR VALUE MEASUREMENTS
Convertible derivative		62.4
Risk-free rate
FAIR VALUE MEASUREMENTS
Convertible derivative								0.0452
Dividend yield
FAIR VALUE MEASUREMENTS
Convertible derivative								0
Volatility
FAIR VALUE MEASUREMENTS
Convertible derivative								1,666.81
Exercise price
FAIR VALUE MEASUREMENTS
Convertible derivative		0.84
Short Term Notes
FAIR VALUE MEASUREMENTS
Effective expiration date	May 01, 2024	May 01, 2024
Short Term Notes | Market price of public shares
FAIR VALUE MEASUREMENTS
Convertible derivative	10.26				9.6
Short Term Notes | Risk-free rate
FAIR VALUE MEASUREMENTS
Convertible derivative	0.0544				0.0409			0.0549
Short Term Notes | Discount rate
FAIR VALUE MEASUREMENTS
Convertible derivative					0.0895
Short Term Notes | Probability of default
FAIR VALUE MEASUREMENTS
Convertible derivative					0.203
Short Term Notes | Recovery rate
FAIR VALUE MEASUREMENTS
Convertible derivative					0.289
Short Term Notes | Dividend yield
FAIR VALUE MEASUREMENTS
Convertible derivative	0							0
Short Term Notes | Volatility
FAIR VALUE MEASUREMENTS
Convertible derivative	41.20				0.649			146.43
Short Term Notes | Exercise price
FAIR VALUE MEASUREMENTS
Convertible derivative	7.27	0.99
Long-Term Notes | Market price of public shares
FAIR VALUE MEASUREMENTS
Convertible derivative	10.26				9.6
Long-Term Notes | Risk-free rate
FAIR VALUE MEASUREMENTS
Convertible derivative	0.0448				0.0409			0.049
Long-Term Notes | Probability of default
FAIR VALUE MEASUREMENTS
Convertible derivative					0.203
Long-Term Notes | Recovery rate
FAIR VALUE MEASUREMENTS
Convertible derivative					0.289
Long-Term Notes | Dividend yield
FAIR VALUE MEASUREMENTS
Convertible derivative	0				0.0895			0
Long-Term Notes | Volatility
FAIR VALUE MEASUREMENTS
Convertible derivative	412				0.649			144.61
Long-Term Notes | Exercise price
FAIR VALUE MEASUREMENTS
Convertible derivative	7.27	0.99						0.0099
Chardan Note | Market price of public shares
FAIR VALUE MEASUREMENTS
Convertible derivative	10.26	1.04				9.6
Chardan Note | Risk-free rate
FAIR VALUE MEASUREMENTS
Convertible derivative	0.0448					0.0428		0.0452
Chardan Note | Discount rate
FAIR VALUE MEASUREMENTS
Convertible derivative						0.0718
Chardan Note | Probability of default
FAIR VALUE MEASUREMENTS
Convertible derivative						0.045
Chardan Note | Recovery rate
FAIR VALUE MEASUREMENTS
Convertible derivative						0.476
Chardan Note | Dividend yield
FAIR VALUE MEASUREMENTS
Convertible derivative	0							0
Chardan Note | Volatility
FAIR VALUE MEASUREMENTS
Convertible derivative	41.20							1,666.81
Chardan Note | Exercise price
FAIR VALUE MEASUREMENTS
Convertible derivative	10.26	0.84
Secured Convertible Note | Market price of public shares
FAIR VALUE MEASUREMENTS
Convertible derivative					9.6
Secured Convertible Note | Risk-free rate
FAIR VALUE MEASUREMENTS
Convertible derivative					0.041
Secured Convertible Note | Discount rate
FAIR VALUE MEASUREMENTS
Convertible derivative					0.0735
Secured Convertible Note | Probability of default
FAIR VALUE MEASUREMENTS
Convertible derivative					0.163
Secured Convertible Note | Recovery rate
FAIR VALUE MEASUREMENTS
Convertible derivative					0.476
Secured Convertible Note | Volatility
FAIR VALUE MEASUREMENTS
Convertible derivative					0.649
Merger Financing | Market price of public shares
FAIR VALUE MEASUREMENTS
Convertible derivative					9.6		16.2
Merger Financing | Risk-free rate
FAIR VALUE MEASUREMENTS
Convertible derivative					0.0409		0.0478
Merger Financing | Discount rate
FAIR VALUE MEASUREMENTS
Convertible derivative					0.0895		0.1698
Merger Financing | Probability of default
FAIR VALUE MEASUREMENTS
Convertible derivative					0.203		0.254
Merger Financing | Recovery rate
FAIR VALUE MEASUREMENTS
Convertible derivative					0.289		0.289
Merger Financing | Volatility
FAIR VALUE MEASUREMENTS
Convertible derivative					0.649		0.372